Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Registrant Name	SOS Limited
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Amendment”) to the Registration Statement on Form F-1 (File No. 333-276006) (as amended, the “Registration Statement”) of SOS Limited (the “Company”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on March 13, 2024, is being filed pursuant to the undertakings in Item 9 of the Registration Statement to include the audited and unaudited consolidated financial statements and related notes of the Company as of and for the year ended December 31, 2023 and the six months ended June 30, 2024, respectively, and certain other updated disclosures in the prospectus.This Amendment contains an updated prospectus, and is being filed by the Company (i) to include the Company’s audited financial statements for the year ended December 31, 2023 and unaudited financial statements for the six months ended June 30, 2024 (ii) to update the corresponding discussion of such financial information contained in the section “Management’s Discussion and Analysis of Financial Conditions and Results of Operations” and other sections of the prospectus, and (iii) to update certain other information in the prospectus, including an ADS ratio change effective November 19, 2024, and new business activities since the effective date of the Registration Statement.
Entity Central Index Key	0001346610
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	E9